SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS

INITIAL PUBLIC OFFERING AND NASDAQ LISTING

On April 22, 2021, the Company completed an underwritten public offering of 5,783,133 shares of common stock and warrants at a public offering price of $4.15 per share and accompanying warrant for aggregate gross proceeds of $24,000,000. After deducting underwriting commissions and other offering expenses, the Company received approximately $21,700,000 in net proceeds. The Company has granted the underwriters a 45 day option to purchase up to 867,469 additional shares and warrants at the public offering price of $4.15 less discounts and commissions. The Company has listed its common stock and warrants on the Nasdaq Capital Market under the symbols “TRKA” and “TRKAW”, respectively, and trading began on April 20, 2021.

PREFERRED STOCK CONVERSION

On May 10, 2021, the Company converted all Preferred Stock Series B, C, and D into Common Stock following its uplisting to the Nasdaq Capital Market. At the time of the conversion the Company had 2,495,000 shares of Series B Convertible Preferred Stock that were convertible into 594,051 shares of common stock at a price of $4.20 per share; 911,149 shares of Series C Convertible Preferred Stock convertible into 12,148,654 shares of Common Stock at $0.75 per share; and 1,979,000 shares of Series D Convertible Preferred Stock convertible into 5,277,335 shares of Common Stock at $3.75 per share for a total of 18,020,040 shares of Common Stock.

REDEEEM, LLC ACQUISITION & EXECUTIVE COMPENSATION

On May 21, 2021, the Company acquired substantially all the assets and approximately $165,000 of specific liabilities of Redeeem LLC a fintech platform that empowers businesses to digitize any asset to build their own blockchain-based payment solution for a total purchase price of $12.1 million. The acquisition price consisted of $1.21 million in cash and $10.89 million in common stock vested over three years.

On May 21, 2021, the Company entered into an employment agreement with Kyle Hill to continue serving as President and reporting directly to the CEO of the Company. The executive will be compensated at $300,000 in base salary per year and the contract is three years with automatic renewal annually unless either party has given written notice.

SEPARATION AGREEMENT WITH SAB MANAGEMENT, LLC

In order to facilitate the Company’s listing on a national securities exchange, the Company had entered into a Separation Agreement dated as of February 28, 2021 with SAB Management, LLC (“SAB”) and Andrew Bressman (“Bressman”). Under the terms of the Separation Agreement, Mr. Bressman’s consultancy with the Company under a Consultant Agreement dated as of June 1, 2017 terminated, without cause, effective immediately prior to the listing of the Company’s securities on a National Securities Exchange. The Consultant Agreement provided for Mr. Bressman to be Managing Director and Assistant to the CEO and Chairman of the Board until March 31, 2024.

Upon the completion of the offering, the Company paid Mr. Bressman (i) accrued and unpaid consulting fees, expenses and interest in the amount of $378,836.85, and (ii) one-half of the consulting fees owed under the Consultant Agreement in the amount of $1,291,833.33. The balance of Consultant’s fees under the Consultant Agreement in the amount of $1,291,833.33 shall be paid on a regular bi-weekly schedule through March 21, 2023. Provided the terms of the Bonus Provision in the Consultant Agreement are satisfied prior to the effective date of the Agreement, or will be reasonably fulfilled after such date, the Consultant shall be paid such bonus. On March 31, 2021, the Company accrued Mr. Bressman’s unpaid consulting fees, expenses and interest however the subsequent consulting fees were not accrued as the separation agreement was contingent upon the Company’s listing on a National Securities Exchange which did not occur until April 2021.

EXECUTIVE COMPENSATION

The Company entered into a First Amendment to the Executive Employment Agreement of Robert Machinist, Chief Executive Officer dated April 30, 2021, effective as of April 1, 2021. Under the first amendment Mr. Machinist’s base salary was increased from $210,000 to $300,000. Mr. Machinist also received a $100,000 cash bonus as a result of the Company’s IPO.

SETTLEMENT OF NOTE PAYABLE RELATED PARTY

In April 2021, the Company paid $300,000 to the estate of Sally Pappalardo representing the outstanding principal and accrued interest. The holder provided the Company a signed release acknowledging all obligations under the note had been paid in full.

SETTLEMENT OF NOTE PAYABLE

In May 2021, the Company paid $119,000 to a holder of a $100,000 convertible promissory note with an interest rate of 10.0% from August 2020. The holder provided the Company a signed release acknowledging all obligations under the note had been paid in full and the payment consisted of $100,000 in principal and $19,000 in accrued interest.

EXERCISE OF WARRANTS BY FORMER DIRECTOR

In May 13, 2021, a former director Jeffrey Schwartz exercised 166,667 in warrants at a closing price of $2.81 and an exercise price of $0.75 resulting in the issuance of 122,183 shares of common stock.

REVERSE STOCK SPLIT

In June 2020, our Board of Directors and stockholders holding a majority of the outstanding shares of our common stock approved a resolution authorizing our Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement. In September 2020, the Company amended its articles of incorporation and enacted a reverse stock split of 1 share for each 15 shares and the accompanying financials reflect the reverse stock split retroactively.

CONVERTIBLE NOTE PAYABLES

In August 2020, the Company received gross proceeds of $100,000 representing a convertible note payable issued to an existing investor. Terms include a maturity date of November 30, 2020, interest rate of 10% if the loan is not paid in full by the maturity date, and the outstanding balance can be converted to common stock at a 25% discount of its current market value if mutually agreed.

In August 2020, the Company received gross proceeds of $50,000 representing a convertible note payable issued to an existing investor. Terms include a maturity date of November 30, 2020, interest rate of 10% if the loan is not paid in full by the maturity date, and the outstanding balance can be converted to common stock at a 25% discount of its current market value if mutually agreed

In October 2020, the Company received gross proceeds of $247,500 representing a convertible note payable issued to an existing investor. Terms include a maturity date of December 7, 2020, interest rate of 10% if the loan is not paid in full by the maturity date, and the outstanding balance can be converted to common stock at a conversion price of $3.00 per share of common stock if mutually agreed. In consideration for the loan, 26,667 warrants were issued at an exercise price of $1.95 per share vesting over three years and the issuance of 106,667 shares of restricted shares of common stock.

CONVERSION OF CONVERTIBLE NOTE PAYABLE

In July 2020, the holder of a convertible promissory note of $1,000,000 elected to convert the debt into shares of the Company’s common stock at a rate of $3.00 per share for 333,333 shares. The holder also elected to convert a loan fee of $120,000 at a rate of $3.00 per share for an additional 40,000 shares of common stock and 13,889 shares of common stock representing interest.

In July 2020, the holder of a convertible promissory note of $200,000 elected to convert the debt into shares of the Company’s common stock at a rate of $3.75 per share for 53,334 shares. The holder also elected to convert a loan fee of $10,000 at a rate of $3.75 per share for an additional 2,667 shares of common stock.

In July 2020, the holder of a convertible promissory note of $200,000 elected to convert the debt into shares of the Company’s common stock at a rate of $3.75 per share for 53,334 shares. The holder also elected to convert a loan fee of $10,000 at a rate of $3.75 per share for an additional 2,667 shares of common stock.

CONVERSION OF NOTE PAYABLE RELATED PARTY

In July 2020, the holder of a related party convertible promissory note of $1,300,000 elected to convert the debt into shares of the Company’s common stock at a rate of $0.75 per share for 1,733,334 shares.

LOCK-UP AGREEMENTS

In July 2020, the Company entered into additional lock-up agreements with some of its officers restricting them from exercising their vested warrants. Representing the common stock equivalent of 1,744,467 shares, the agreements restricted 1,744,467 warrants from being converted until the Company’s Articles of Incorporation are amended upon stockholder and Board of Directors approval. These additional lock-up agreements restricted a total of 5,711,134 in common stock equivalents from being converted.

COVID-19 STIMULUS FUNDING

As a result of the impact of COVID-19, the Company has obtained additional relief under the CARES Act in the form of a Small Business Administration (“SBA”) backed loan. The Company received a $500,000 SBA stimulus “Payroll Protection Program” loan in September 2020 of which the majority will be used for payroll. The initial payment terms include a 3.75% interest rate, maturity of thirty years, and the first payment is due in March 2021. The Company expects to obtain another $1,700,000 in Payroll Protection Program loans as part of the second round of stimulus payments in January or February 2021.